                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21601

                        PIMCO Floating Rate Strategy Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

                  Registrant's telephone number, including area
                               code: 212-739-3000

                        Date of fiscal year end: July 31

          Date of reporting period: July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21601
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO Floating Rate Strategy Fund

====================== PIMCO FLOATING RATE STRATEGY FUND =======================

EL PASO CORP

Ticker:                      Security ID:  28368EAB2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A       Issuer
                        the Indenture

--------------------------------------------------------------------------------

HELLAS TELECOM V

Ticker:                      Security ID:  4232809A6
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

HEXION FRN

Ticker:                      Security ID:  428303AA9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

VWR INTERNATIONAL HOLD CO

Ticker:                      Security ID:  12513BAC4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      PIMCO Floating Rate Strategy Fund

By (Signature and Title)*:         /s/ Brian Shlissel
                                   --------------------------------
                                   Name:  Brian Shlissel
                                   Title: President and Chief
                                          Executive Officier

Date: August 31, 2007